Legal And Regulatory Matters (Details)	1 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2012 item state	Aug. 31, 2012 item	Sep. 30, 2010 item	Feb. 28, 2010 item	Aug. 31, 2009 item	Apr. 30, 2005 item
Legal And Regulatory Matters [Abstract]
Number of patients	103	102	268		117	59	320
Current and former employees				10
Number of states		10